Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of minimum lease payments under the operating lease
Future minimum lease payments under the operating leases as of December 31, 2020, were as follows:

Operating Lease Obligations
Fiscal Year:
2021	$3,253
2022	1,875
2023	1,372
2024	783
2025	24
2026 and thereafter	32

Total	7,339
Less imputed interest	400

Present value of net future minimum lease payments	6,939
Less operating lease liabilities-current	3,058

Long-term operating lease liabilities	$3,881